Expense Example {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-14 - Fidelity Advisor Mortgage Securities Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Mortgage Securities Fund: Class A
Expense Example:
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor Mortgage Securities Fund: Class M
Expense Example:
1 year	477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor Mortgage Securities Fund: Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,683
Fidelity Advisor Mortgage Securities Fund: Class I
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	640
Fidelity Advisor Mortgage Securities Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500